INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		R$ 3,241,495,000	R$ 3,452,628,000	R$ 4,050,296,000
Income statement			(131,560,000)	(352,809,000)
Comprehensive income			(79,573,000)	(26,189,000)
Equity transactions				218,670,000
Balance at ending			3,241,495,000	3,452,628,000
Deferred tax assets			9,177,084,000	8,674,222,000	R$ 7,898,149,000
Deferred tax liabilities			(12,418,579,000)	(12,126,850,000)	(11,948,445,000)
Deferred tax (Liabilities), net			(3,418,740,000)	(3,831,721,000)
Deferred tax assets of subsidiaries			177,245,000	379,093,000	121,748,000
Deferred tax (Liabilities), without considering the subsidiary's deferred tax assets			R$ 3,418,740,000	3,831,721,000	R$ 4,172,044,000
Percentage of tax bases limit used to offset tax losses		30.00%	30.00%
Unrecognized deferred tax assets related to IR on tax losses and CS on negative basis on the accounting books			R$ 24,199	75,003
Deferred tax assets relating to IR on tax losses and CS on a negative basis			81,652	6,454
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[1]	R$ (2,097,731,000)	(2,366,710,000)	(2,812,790,000)
Income statement	[1]		268,979,000	446,080,000
Comprehensive income	[1]		0	0
Equity transactions	[1]			0
Balance at ending	[1]		(2,097,731,000)	(2,366,710,000)
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	[2]	5,339,226,000	5,819,338,000	6,863,086,000
Income statement	[2]		(400,539,000)	(798,889,000)
Comprehensive income	[2]		(79,573,000)	(26,189,000)
Equity transactions	[2]			218,670,000
Balance at ending	[2]		5,339,226,000	5,819,338,000
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(2,390,268,000)	(2,455,389,000)	(2,079,570,000)
Income statement			65,121,000	(183,889,000)
Comprehensive income			0	0
Equity transactions				191,930,000
Balance at ending			(2,390,268,000)	(2,455,389,000)
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(1,895,643,000)	(1,505,360,000)	(1,134,942,000)
Income statement			(390,283,000)	(370,418,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			(1,895,643,000)	(1,505,360,000)
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		178,158,000	210,441,000	236,918,000
Income statement			(32,283,000)	(26,477,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			178,158,000	210,441,000
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(622,046,000)	(666,399,000)	(610,332,000)
Income statement			44,353,000	(56,067,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			(622,046,000)	(666,399,000)
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(109,985,000)	(181,821,000)	(125,218,000)
Income statement			71,836,000	11,906,000
Comprehensive income			0	0
Equity transactions				68,509,000
Balance at ending			(109,985,000)	(181,821,000)
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(364,335,000)	(258,308,000)	(217,894,000)
Income statement			(26,798,000)	(14,079,000)
Comprehensive income			(79,229,000)	(26,335,000)
Equity transactions				0
Balance at ending			(364,335,000)	(258,308,000)
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		(223,420,000)	(189,748,000)	(163,268,000)
Income statement			(33,672,000)	(26,480,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			(223,420,000)	(189,748,000)
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		2,366,402,000	2,453,258,000	2,681,921,000
Income statement			(86,856,000)	(228,663,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			2,366,402,000	2,453,258,000
Goodwill (Spanish and Navytree, Vivo Part., GVT Part. and Garliava)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		7,443,807,000	7,240,590,000	7,240,590,000
Income statement			203,217,000	0
Comprehensive income			0	0
Equity transactions				0
Balance at ending			7,443,807,000	7,240,590,000
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		1,190,678,000	1,029,338,000	889,433,000
Income statement			161,340,000	139,905,000
Comprehensive income			0	0
Equity transactions				0
Balance at ending			1,190,678,000	1,029,338,000
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		7,158,000	9,774,000	13,093,000
Income statement			(2,616,000)	(3,319,000)
Comprehensive income			0	0
Equity transactions				0
Balance at ending			7,158,000	9,774,000
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning		R$ (241,280,000)	132,962,000	132,355,000
Income statement			(373,898,000)	(41,308,000)
Comprehensive income			(344,000)	146,000
Equity transactions				(41,769,000)
Balance at ending			R$ (241,280,000)	R$ 132,962,000

[1]	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
[2]	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.
(3)Includes R$320,700 relating to deductible temporary differences arising from the Garliava acquisition whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.